UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
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Title:     Vice President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           8/7/08
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        109
                                               -------------

Form 13F Information Table Value Total:        $99,602
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                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name
     1             028-12293                   Sorrell M. Mathes
-----------        --------------              -----------------------------

                                                     Form 13F Information Table

Column 1                         Column 2   Column 3   Column 4   Column 5              Column 6   Column 7         Column 8
--------                         --------   --------   --------   -------------------   --------   -------- -----------------------
                                 Title of               Value     Shrs or   SH/  PUT/  Investment   Other   Voting  Authority
Name of Issuer                    Class       Cusip    (x$1000)   Prn Amt   PRN  CALL  Discretion  Managers  Sole     Shared   None
--------------                  ----------    -----    --------   -------   ---  ----  ----------  --------  ----     ------   ----
Activision Inc New                  COM     00507V109        238     7,000  SH            SOLE               7,000
Adobe Sys Inc                       COM     00724F101        455    11,545  SH            SOLE              11,545
Airgas Inc                          COM     009363102      1,024    17,535  SH            SOLE              17,535
Allergan Inc.                       COM     018490102        830    15,950  SH            SOLE              15,950
Alliant Techsystems                 COM     018804104        966     9,498  SH            SOLE               9,498
Amazon Com Inc                      COM     023135106      1,916    26,125  SH            SOLE              26,125
Apple Computer Inc                  COM     037833100      2,591    15,475  SH            SOLE              15,475
Applied Matls Inc                   COM     038222105        259    13,550  SH            SOLE              13,550
Bank New York Inc                   COM     064057102        332     8,773  SH            SOLE               8,773
Berkshire Hathaway Inc.            Cl. B    084670207        927       231  SH            SOLE                 231
Boeing Co                           COM     097023105        981    14,920  SH            SOLE              14,920
BP Plc                          Spons. ADR  055622104        277     3,978  SH            SOLE               3,978
Broadcom Corp                      Cl. A    111320107        423    15,500  SH            SOLE              15,500
Burlington Nrthn Santa Fe           COM     12189T104        879     8,795  SH            SOLE               8,795
Carnival Corp                   Paired CTF  143658300        492    14,925  SH            SOLE              14,925
Caterpillar Inc Del                 COM     149123101      1,266    17,155  SH            SOLE              17,155
Celgene Corp                        COM     151020104      1,051    16,455  SH            SOLE              16,455
ChevronTexaco Corp                  COM     166764100        897     9,045  SH            SOLE               9,045
China Mobile Hong Kong          Spons. ADR  16941M109        435     6,500  SH            SOLE               6,500
Chubb Corp                          COM     171232101        771    15,725  SH            SOLE              15,725
Cisco Sys Inc                       COM     17275R102        796    34,214  SH            SOLE              34,214
Cleveland Cliffs Inc.               COM     185896107      1,515    12,710  SH            SOLE              12,710
Coca Cola Co.                       COM     191216100      1,217    23,410  SH            SOLE              23,410
Compania Vale Do Rio            Spons. ADR  204412209        587    16,400  SH            SOLE              16,400
ConocoPhillips Com                  COM     20825C104      1,515    16,050  SH            SOLE              16,050
Consolidated Edison Inc             COM     209115104        339     8,675  SH            SOLE               8,675
Costco Whsl Corp New                COM     22160K105      1,086    15,490  SH            SOLE              15,490
Cree Inc.                           COM     225447101        472    20,700  SH            SOLE              20,700
CSX Corp                            COM     126408103      1,514    24,100  SH            SOLE              24,100
Cypress Semiconductor               COM     232806109        424    17,150  SH            SOLE              17,150
Deere & Co                          COM     244199105        927    12,845  SH            SOLE              12,845
Du Pont E I De Nemours              COM     263534109        313     7,300  SH            SOLE               7,300
EBAY Inc                            COM     278642103        955    34,956  SH            SOLE              34,956
Electronic Arts Inc                 COM     285512109      1,520    34,215  SH            SOLE              34,215
Emerson Elec Co                     COM     291011104      1,845    37,320  SH            SOLE              37,320
Enbridge Energy Partners LP         COM     29250R106        241     4,800  SH            SOLE               4,800
Encana Corp                         COM     292505104      1,053    11,575  SH            SOLE              11,575
Evergreen Utls. & H. Inc.           COM     30034Q109        346    13,500  SH            SOLE              13,500
Exxon Mobil Corp                    COM     30231G102      3,452    39,166  SH            SOLE              39,166
Foster Wheeler LTD                  COM     G36535139        439     6,000  SH            SOLE               6,000
Frontline LTD                       COM     G3682E127        677     9,700  SH            SOLE               9,700
Genentech Inc                       COM     368710406        342     4,500  SH            SOLE               4,500
General Electric Co                 COM     369604103        858    32,145  SH            SOLE              32,145
General Mills Inc.                  COM     370334104      1,221    20,100  SH            SOLE              20,100
Gilead Sciences Inc                 COM     375558103      1,398    26,400  SH            SOLE              26,400
Google Inc                         Cl. A    38259P508      3,311     6,289  SH            SOLE               6,289
Harley Davidson Inc                 COM     412822108        847    23,353  SH            SOLE              23,353
HDFC Bank LTD ADR                   ADR     40415F101        953    13,300  SH            SOLE              13,300
Heinz H J Co                        COM     423074103        435     9,100  SH            SOLE               9,100
Hess Corp                           COM     42809H107      2,510    19,890  SH            SOLE              19,890
Hewlett Packard Co                  COM     428236103      1,224    27,695  SH            SOLE              27,695
Holly Energy Partners LP            COM     435763107        304     7,800  SH            SOLE               7,800
Illinois Tool Wks Inc               COM     452308109      1,062    22,350  SH            SOLE              22,350
Ingersoll-Rand Company             Cl.A     G4776G101        962    25,700  SH            SOLE              25,700
Intel Corp                          COM     458140100        852    39,675  SH            SOLE              39,675
Jacobs Engr Group                   COM     469814107        662     8,200  SH            SOLE               8,200
JDS Uniphase Corp                   COM     46612J507        150    13,234  SH            SOLE              13,234
Johnson & Johnson                   COM     478160104      2,777    43,165  SH            SOLE              43,165
Juniper Networks Inc                COM     48203R104        474    21,350  SH            SOLE              21,350
Kimco Realty Corp                   COM     49446R109        259     7,500  SH            SOLE               7,500
Kinder Morgan Energy UT LP          COM     494550106        421     7,550  SH            SOLE               7,550
L-3 Communications Hldgs Inc        COM     502424104        949    10,438  SH            SOLE              12,088
Merck & Co Inc.                     COM     589331107      1,002    26,590  SH            SOLE              26,590
Microchip Technology Inc            COM     595017104        299     9,787  SH            SOLE               9,787
Microsoft Corp                      COM     594918104      1,841    66,910  SH            SOLE              66,910
Monsanto Co NEW                     COM     61166W101      1,629    12,880  SH            SOLE              12,880
Mosaic Company (The)                COM     61945A107      1,058     7,310  SH            SOLE               7,310
Murphy Oil Corp                     COM     626717102        951     9,700  SH            SOLE               9,700
Nasdaq Stock Market                 COM     631103108        332    12,500  SH            SOLE              12,500
National Oilwell Varco Inc.         COM     637071101        532     6,000  SH            SOLE               6,000
Nestle S A Sponsored                ADR     641069406        873     7,710  SH            SOLE               7,710
Nordic American Tanker              COM     G65773106        512    13,200  SH            SOLE              13,200
Northern Tr Corp                    COM     665859104        591     8,613  SH            SOLE               8,613
Northrop Grumman Corp               COM     666807102        279     4,170  SH            SOLE               4,170
NYSE Euronext                       COM     629491101        552    10,900  SH            SOLE              10,900
Oceaneering Int'l. Inc.             COM     675232102      1,329    17,250  SH            SOLE              17,250
OGE Energy Corp                     COM     670837103        788    24,850  SH            SOLE              24,850
Oracle Corp                         COM     68389X105        933    44,445  SH            SOLE              44,445
Pan American Silver Corp            COM     697900108        840    24,300  SH            SOLE              24,300
Peabody Energy Corp                 COM     704549104      1,197    13,590  SH            SOLE              13,590
Pepsico Inc                         COM     713448108      1,099    17,275  SH            SOLE              17,275
Permian Basin Rlty Trst             COM     714236106        422    15,980  SH            SOLE              15,980
Petroleo Brasileiro SA Petro        ADR     71654V408      1,050    14,825  SH            SOLE              14,825
Potash Corp. Sask Inc.              COM     73755L107        526     2,300  SH            SOLE               2,300
Procter & Gamble Co                 COM     742718109      1,281    21,066  SH            SOLE              21,066
Qualcomm Inc                        COM     747525103        912    20,550  SH            SOLE              20,550
Raytheon Co                       COM NEW   755111507      1,173    20,850  SH            SOLE              20,850
Repsol YPF SA                       ADR     76026T205        575    14,630  SH            SOLE              14,630
Research In Motion LTD.             COM     760975102        818     7,000  SH            SOLE               7,000
RF Microdevices Inc.                COM     749941100         58    20,000  SH            SOLE              20,000
Salesforce Com Inc                  COM     79466L302      1,351    19,800  SH            SOLE              19,800
San Juan Basin Rty Unit Ben Int     COM     798241105        324     7,000  SH            SOLE               7,000
Schlumberger Ltd                    COM     806857108      2,933    27,300  SH            SOLE              27,300
Scripps E W Co Ohio                Cl. A    811054204        407     9,800  SH            SOLE               9,800
Sirius Satellite Radio              COM     82966U103         23    12,000  SH            SOLE              12,000
Smith Intl Inc                      COM     832110100      1,110    13,350  SH            SOLE              13,350
Southern Copper Corp                COM     84265V105      1,409    13,215  SH            SOLE              13,215
State Str Corp                      COM     857477103        453     7,075  SH            SOLE               7,075
Steel Dynamics Inc                  COM     858119100        434    11,100  SH            SOLE              11,100
SVB Finl Group                      COM     78486Q101        293     6,081  SH            SOLE               6,081
Teekay Shipping Marshall Isl        COM     Y8564W103        661    14,625  SH            SOLE              14,625
Terex Corp New                      COM     880779103        642    12,500  SH            SOLE              12,500
Transocean Inc                      ORD     G90078109      1,189     7,802  SH            SOLE               7,802
Travelers Companies                 COM     89417E109        892    20,550  SH            SOLE              20,550
Unilver Plc. New                Spons. ADR  904767704        813    28,600  SH            SOLE              28,600
Union Pacific Corp                  COM     907818108        657     8,700  SH            SOLE               8,700
United Technologies Corp            COM     913017109        679    11,010  SH            SOLE              11,010
Wal Mart Stores Inc                 COM     931142103        861    15,325  SH            SOLE              15,325
Yahoo Inc                           COM     984332106        805    38,945  SH            SOLE              38,945

totals:       109                                          99,602

Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00